SUMMARY OF IMPAIRED LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	$ 3,610	$ 6,245	$ 5,377
Average Recorded Investment, With an allowance recorded	3,996	3,986	4,705
Total Interest Income Recognized, With no related allowance recorded	158	150	320
Total Interest Income Recognized, With an allowance recorded	170	85	115
Total, Average recorded investment	7,606	10,231	10,082
Total Interest Income recognized Total	328	235	435
Commercial Loan [Member] | Operating [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	0	66	181
Average Recorded Investment, With an allowance recorded	821	990	346
Total Interest Income Recognized, With no related allowance recorded	0	3	9
Total Interest Income Recognized, With an allowance recorded	8	8	28
Total, Average recorded investment	821	1,056	527
Total Interest Income recognized Total	8	11	37
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	0	54	52
Average Recorded Investment, With an allowance recorded	1,649	1,696	1,017
Total Interest Income Recognized, With no related allowance recorded	0	2	0
Total Interest Income Recognized, With an allowance recorded	68	63	39
Total, Average recorded investment	1,649	1,750	1,069
Total Interest Income recognized Total	68	65	39
Commercial Loan [Member] | Real Estate Other [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	3,610	6,125	5,144
Average Recorded Investment, With an allowance recorded	1,526	1,300	3,342
Total Interest Income Recognized, With no related allowance recorded	158	145	311
Total Interest Income Recognized, With an allowance recorded	94	14	48
Total, Average recorded investment	5,136	7,425	8,486
Total Interest Income recognized Total	$ 252	$ 159	$ 359